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                               [BISYS Letterhead]

November 5, 2004

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   New Covenant Funds
            File Nos. 333-64981 and 811-09025

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify on behalf of New Covenant Funds (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A which was filed on November 1, 2004. The text of Post-Effective Amendment No. 5 was filed electronically.

         Please call the undersigned at (617) 824-1229 if you have any questions with respect to this certification.

Sincerely,


/s/ Charles J. Daly
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Charles J. Daly
Secretary, New Covenant Funds